Schedule of Investments
September 30, 2023
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Alternative Funds–4.99%
Invesco Global Real Estate Income Fund, Class R6	2.45%	$18,571,474	$655,444	$(889,493)	$(297,314)	$(105,038)	$403,724	2,378,657	$17,935,073
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.54%	17,169,183	2,282,103	(971,814)	256,324	(132,460)	—	2,457,508	18,603,336
Total Alternative Funds		35,740,657	2,937,547	(1,861,307)	(40,990)	(237,498)	403,724		36,538,409
Domestic Equity Funds–50.85%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	5.17%	53,414,099	2,693,731	(19,665,624)	4,484,041	(3,049,000)	—	1,464,704	37,877,247
Invesco Main Street Small Cap Fund, Class R6	7.82%	54,282,982	2,318,429	(1,734,427)	2,040,232	365,600	—	3,072,576	57,272,816
Invesco NASDAQ 100 ETF	5.67%	—	40,639,551	(5,526,113)	5,583,393	833,283	137,985	281,732	41,530,114
Invesco Russell 1000® Dynamic Multifactor ETF(c)	13.77%	96,380,934	3,007,181	(5,153,012)	6,806,565	(180,512)	1,299,368	2,200,287	100,861,156
Invesco S&P 500® Low Volatility ETF(c)	9.82%	61,473,525	17,909,841	(1,893,524)	(5,385,182)	(195,260)	1,295,712	1,223,157	71,909,400
Invesco S&P 500® Pure Growth ETF	5.81%	38,766,979	5,550,310	(1,503,446)	(8,996)	(246,162)	499,614	1,411,565	42,558,685
Invesco S&P SmallCap Low Volatility ETF	—	28,871,735	3,468,037	(30,844,955)	(6,545,878)	5,051,061	247,804	—	—
Invesco Value Opportunities Fund, Class R6(b)	2.79%	24,080,373	1,900,885	(6,357,697)	1,701,844	(893,466)	—	1,226,407	20,431,939
Total Domestic Equity Funds		357,270,627	77,487,965	(72,678,798)	8,676,019	1,685,544	3,480,483		372,441,357
Fixed Income Funds–11.41%
Invesco 1-30 Laddered Treasury ETF	2.68%	18,873,140	3,709,814	(1,512,416)	(1,161,067)	(289,377)	406,780	731,820	19,620,094
Invesco Core Plus Bond Fund, Class R6	6.10%	37,367,136	10,786,447	(1,505,550)	(1,589,136)	(417,934)	1,530,950	5,119,376	44,640,963
Invesco High Yield Fund, Class R6	1.29%	—	9,472,675	—	(30,306)	—	313,686	2,785,359	9,442,369
Invesco Senior Floating Rate Fund, Class R6	1.34%	—	9,518,310	—	329,605	—	441,221	1,469,838	9,847,915
Total Fixed Income Funds		56,240,276	33,487,246	(3,017,966)	(2,450,904)	(707,311)	2,692,637		83,551,341
Foreign Equity Funds–32.17%
Invesco EQV Emerging Markets All Cap Fund, Class R6	3.75%	30,528,553	—	(4,326,791)	2,691,036	(1,440,939)	—	854,134	27,451,859
Invesco Developing Markets Fund, Class R6	3.40%	34,363,885	—	(11,252,476)	6,639,306	(4,838,427)	—	684,592	24,912,288
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.34%	—	24,004,536	—	443,697	—	549,487	561,641	24,448,233
Invesco Global Fund, Class R6	9.09%	83,708,176	—	(29,970,575)	15,300,965	(2,464,374)	—	748,529	66,574,192
Invesco Global Infrastructure Fund, Class R6	0.90%	6,897,736	625,340	(66,517)	(861,044)	(2,625)	135,500	642,582	6,592,890
Invesco International Select Equity Fund, Class R6	—	15,328,082	182,708	(16,237,405)	5,467,157	(4,740,542)	—	—	—
Invesco International Small-Mid Company Fund, Class R6	2.16%	29,365,047	—	(13,914,920)	(2,798,745)	3,175,787	—	410,243	15,827,169
Invesco Oppenheimer International Growth Fund, Class R6	2.39%	—	18,709,608	(1,115,926)	(140,493)	73,428	—	501,764	17,526,617
Invesco RAFI™ Strategic Developed ex-US ETF	—	39,600,074	—	(40,663,876)	(3,847,695)	4,911,497	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	4.71%	27,284,154	7,927,988	—	(689,627)	—	941,985	1,534,334	34,522,515
Invesco S&P International Developed Low Volatility ETF(c)	2.43%	6,899,867	11,320,675	—	(434,814)	—	429,636	681,516	17,785,728
Total Foreign Equity Funds		273,975,574	62,770,855	(117,548,486)	21,769,743	(5,326,195)	2,056,608		235,641,491
Money Market Funds–0.61%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)	0.21%	1,518,501	51,117,149	(51,116,448)	—	—	50,641	1,519,202	1,519,202
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)	0.16%	$1,200,516	$36,512,249	$(36,511,748)	$(36)	$(195)	$38,228	1,200,546	$1,200,786
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)	0.24%	1,735,430	58,419,598	(58,418,798)	—	—	53,210	1,736,230	1,736,230
Total Money Market Funds		4,454,447	146,048,996	(146,046,994)	(36)	(195)	142,079		4,456,218
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $672,717,247)	100.03%	727,681,581	322,732,609	(341,153,551)	27,953,832	(4,585,655)	8,775,531		732,628,816

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.18%
Invesco Private Government Fund, 5.30%(d)(e)	0.61%	371	20,286,773	(15,824,814)	—	—	18,024(f)	4,462,330	4,462,330
Invesco Private Prime Fund, 5.51%(d)(e)	1.57%	953	48,817,027	(37,344,024)	(12)	(990)	46,506(f)	11,472,954	11,472,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,935,296)	2.18%	1,324	69,103,800	(53,168,838)	(12)	(990)	64,530		15,935,284
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $688,652,543)	102.21%	$727,682,905	$391,836,409	$(394,322,389)	$27,953,820	$(4,586,645)	$8,840,061		$748,564,100
OTHER ASSETS LESS LIABILITIES	(2.21)%								(16,192,247)
NET ASSETS	100.00%								$732,371,853
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$728,172,598	$—	$—	$728,172,598
Money Market Funds	4,456,218	15,935,284	—	20,391,502
Total Investments	$732,628,816	$15,935,284	$—	$748,564,100
Invesco Select Risk: High Growth Investor Fund